Credit Quality of Financing Receivables and the Allowance for Credit Losses (Information about Nonaccrual and Past Due Financing Receivables) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2018	Mar. 31, 2018
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	¥ 62,678	¥ 52,111
Total Financing Receivables	4,197,146	3,981,424
Non-Accrual	54,771	46,150
Direct Financing Leases
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	20,689	17,268
Total Financing Receivables	1,178,913	1,194,888
Non-Accrual	13,514	12,084
Direct Financing Leases | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	6,329	6,571
Total Financing Receivables	805,988	826,168
Non-Accrual	5,949	5,943
Direct Financing Leases | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	14,360	10,697
Total Financing Receivables	372,925	368,720
Non-Accrual	7,565	6,141
Consumer borrowers
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	24,169	22,490
Total Financing Receivables	1,792,901	1,739,173
Non-Accrual	17,280	15,740
Consumer borrowers | Consumer - Housing loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	5,417	5,900
Total Financing Receivables	1,471,491	1,402,838
Non-Accrual	3,242	3,340
Consumer borrowers | Consumer-Card loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	3,079	2,872
Total Financing Receivables	252,654	264,323
Non-Accrual	2,511	2,268
Consumer borrowers | Consumer - Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	15,673	13,718
Total Financing Receivables	68,756	72,012
Non-Accrual	11,527	10,132
Corporate borrowers
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	17,820	12,353
Total Financing Receivables	1,225,332	1,047,363
Non-Accrual	23,977	18,326
Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	0	0
Total Financing Receivables	19,898	18,318
Non-Accrual	0	0
Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	2,705	1,747
Total Financing Receivables	43,525	54,987
Non-Accrual	1,353	3,491
Corporate borrowers | Corporate Real Estate Companies Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	683	990
Total Financing Receivables	345,940	328,712
Non-Accrual	1,555	1,593
Corporate borrowers | Other-Entertainment industry
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	764	760
Total Financing Receivables	71,985	83,314
Non-Accrual	764	760
Corporate borrowers | Other Corporate Loan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	13,668	8,856
Total Financing Receivables	743,984	562,032
Non-Accrual	20,305	12,482
30 To 89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	18,924	15,338
30 To 89 Days Past Due | Direct Financing Leases
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	7,175	5,184
30 To 89 Days Past Due | Direct Financing Leases | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	380	628
30 To 89 Days Past Due | Direct Financing Leases | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	6,795	4,556
30 To 89 Days Past Due | Consumer borrowers
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	6,889	6,750
30 To 89 Days Past Due | Consumer borrowers | Consumer - Housing loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	2,175	2,560
30 To 89 Days Past Due | Consumer borrowers | Consumer-Card loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	568	604
30 To 89 Days Past Due | Consumer borrowers | Consumer - Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	4,146	3,586
30 To 89 Days Past Due | Corporate borrowers
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	4,860	3,404
30 To 89 Days Past Due | Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	0	0
30 To 89 Days Past Due | Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	1,352	1,655
30 To 89 Days Past Due | Corporate borrowers | Corporate Real Estate Companies Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	64	346
30 To 89 Days Past Due | Corporate borrowers | Other-Entertainment industry
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	0	0
30 To 89 Days Past Due | Corporate borrowers | Other Corporate Loan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	3,444	1,403
90 Days or More Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	43,754	36,773
90 Days or More Past Due | Direct Financing Leases
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	13,514	12,084
90 Days or More Past Due | Direct Financing Leases | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	5,949	5,943
90 Days or More Past Due | Direct Financing Leases | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	7,565	6,141
90 Days or More Past Due | Consumer borrowers
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	17,280	15,740
90 Days or More Past Due | Consumer borrowers | Consumer - Housing loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	3,242	3,340
90 Days or More Past Due | Consumer borrowers | Consumer-Card loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	2,511	2,268
90 Days or More Past Due | Consumer borrowers | Consumer - Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	11,527	10,132
90 Days or More Past Due | Corporate borrowers
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	12,960	8,949
90 Days or More Past Due | Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	0	0
90 Days or More Past Due | Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	1,353	92
90 Days or More Past Due | Corporate borrowers | Corporate Real Estate Companies Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	619	644
90 Days or More Past Due | Corporate borrowers | Other-Entertainment industry
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	764	760
90 Days or More Past Due | Corporate borrowers | Other Corporate Loan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Due Financing Receivables	¥ 10,224	¥ 7,453